BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 40,566,000	$ 123,000
Prepaid expenses	4,409,000	124,000
Other current assets	276,000	216,000
Total current assets	45,251,000	463,000
Capitalized software development costs, net	5,077,000	5,555,000
Property and equipment, net	82,000	89,000
Other long-term assets	548,000	280,000
Total Assets	50,958,000	6,387,000
Current liabilities:
Accounts payable	1,523,000	514,000
Accrued payroll	1,352,000	39,000
Other accrued expenses	1,858,000	60,000
Total current liabilities	4,733,000	613,000
Long-term debt, net of debt issuance costs	9,505,000	640,000
Deferred tax liability	0	152,000
Simple Agreements for Future Equity	0	11,740,000
Total liabilities	14,238,000	13,145,000
Commitments and contingencies (Note 17)
Stockholders' equity (deficit)
Common stock, $0.0001 par value per share, 200,000,000 and 13,265,000 shares authorized as of December 31, 2021 and 2020, respectively and 23,602,718 and 5,697,314 shares issued and outstanding as of December 31, 2021 and 2020, respectively	2,000	1,000
Additional paid-in capital	108,461,000	24,649,000
Accumulated deficit	(71,743,000)	(31,408,000)
Total Stockholders' Equity (Deficit)	36,720,000	(6,758,000)
Total Liabilities and Stockholders' Equity (Deficit)	$ 50,958,000	$ 6,387,000